Dividends	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Dividends	DIVIDENDS In 2018, preferred share dividends in the amount of $9 million (2017 - $nil) and common share dividends in the amount of $6 million (2017 - $15 million) were declared.